ADVANCED SERIES TRUST

AST Academic Strategies Asset Allocation Portfolio

AST AQR Large-Cap Portfolio

AST Balanced Asset Allocation Portfolio

AST Capital Growth Asset Allocation Portfolio

AST Cohen & Steers Realty Portfolio

AST Defensive Asset Allocation Portfolio

AST FI Pyramis® Quantitative Portfolio

AST Goldman Sachs Global Income Portfolio

AST Goldman Sachs Multi-Asset Portfolio

AST International Growth Portfolio

AST Managed Alternatives Portfolio

AST Managed Equity Portfolio

AST Managed Fixed Income Portfolio

AST Neuberger Berman/LSV Mid-Cap Value Portfolio

AST Preservation Asset Allocation Portfolio

AST Prudential Core Bond Portfolio

AST Quantitative Modeling Portfolio

AST Wellington Management Real Total Return Portfolio

AST Western Asset Core Plus Bond Portfolio

Supplement dated June 27, 2016 to the

Currently Effective Statement of Additional Information

This supplement should be read in conjunction with your currently effective Statement of Additional Information (the SAI) for the Advanced Series Trust (the Trust, and each series thereof, the Portfolios), and should be retained for future reference. The portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein and not otherwise defined herein shall have meanings given to them in the Trust Prospectus.

I.	The table in Part I of the AST SAI entitled “Management Fee Rates (effective July 1, 2015 and thereafter)” is hereby revised by replacing the information pertaining to the AST Prudential Core Bond Portfolio and substituting the following information set forth below, effective July 1, 2016:
Management Fee Rates (effective July 1, 2015 and thereafter)
Portfolio	Contractual Fee Rate
AST Prudential Core Bond Portfolio

0.5325% of average daily net assets to $300 million;

0.5225% on next $200 million of average daily net assets;

0.4875% on next $250 million of average daily net assets;

0.4775% on next $250 million of average daily net assets;

0.4525% on next $2.25 billion of average daily net assets;

0.4425% on next $2.75 billion of average daily net assets;

0.4125% on next $4 billion of average daily net assets;

0.3925% over $10 billion of average daily net assets

II.	The table in Part I of the AST SAI entitled “Fee Waivers & Expense Limitations” is hereby revised to remove the AST FI Pyramis® Quantitative Portfolio and AST Prudential Core Bond Portfolio from the table, effective July 1, 2016.

III.	The table in Part I of the AST SAI entitled “Fee Waivers & Expense Limitations” is hereby revised by replacing the information pertaining to the Portfolios listed below and substituting the following information set forth below, effective July 1, 2016:

Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation

AST Academic Strategies Asset Allocation Portfolio	The Manager has voluntarily agreed to reimburse expenses and/or waive fees so that the Portfolio’s “Underlying Fund Fees and Expenses” do not exceed 0.685% of the Portfolio’s average daily net assets. This waiver is voluntary and may be modified or terminated by the Manager at any time without notice. In addition, the Manager has voluntarily agreed to waive a portion of the Portfolio’s investment management fee based on the aggregate assets of each Portfolio of the Trust managed as a fund-of-funds.*
AST AQR Large-Cap Portfolio	The Manager has contractually agreed to waive 0.086% of its investment management fees through June 30, 2017. This waiver may not be terminated without the prior approval of the Trust’s Board of Trustees.
AST Balanced Asset Allocation Portfolio	The Manager has voluntarily agreed to waive a portion of the Portfolio’s investment management fee based on the aggregate assets of each Portfolio of the Trust managed as a fund-of-funds.*
AST Capital Growth Asset Allocation Portfolio	The Manager has voluntarily agreed to waive a portion of the Portfolio’s investment management fee based on the aggregate assets of each Portfolio of the Trust managed as a fund-of-funds.*
AST Cohen & Steers Realty Portfolio	The Manager has contractually agreed to waive 0.07% of its investment management fees through June 30, 2017. This waiver may not be terminated without the prior approval of the Trust’s Board of Trustees.
AST Defensive Asset Allocation Portfolio	The Manager has voluntarily agreed to waive a portion of the Portfolio’s investment management fee based on the aggregate assets of each Portfolio of the Trust managed as a fund-of-funds.*
AST Goldman Sachs Global Income Portfolio	The Manager has contractually agreed to waive 0.029% of its investment management fees through June 30, 2017. This waiver may not be terminated without the prior approval of the Trust’s Board of Trustees.
AST Goldman Sachs Multi-Asset Portfolio	The Manager has contractually agreed to waive 0.144% of its investment management fee through June 30, 2017. This waiver may not be terminated without the prior approval of the Trust’s Board of Trustees. The Manager has contractually agreed to waive a portion of its investment management fee equal to the management fee of any acquired fund managed or subadvised by Goldman Sachs Asset Management, L.P.
AST International Growth Portfolio	The Manager has contractually agreed to waive 0.011% of its investment management fees through June 30, 2017. This waiver may not be terminated without the prior approval of the Trust’s Board of Trustees.
AST Managed Alternatives Portfolio	The Manager has contractually agreed to waive a portion of its investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio’s investment management fee plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions and extraordinary expenses) plus acquired fund fees and expenses (excluding dividends on securities sold short and brokers fees and expenses on short sales) does not exceed 1.47% of the average daily net assets of the Portfolio through June 30, 2017. This expense limitation may not be terminated without the prior approval of the Trust’s Board of Trustees. In addition, the Manager has voluntarily agreed to waive a portion of the Portfolio’s investment management fee based on the aggregate assets of each Portfolio of the Trust managed as a fund-of-funds.*

AST Managed Equity Portfolio	The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the portfolio so that the Portfolio’s investment management fees (after any fee waiver) and other expenses (including acquired fund fees and expenses due to investments in underlying portfolios of the Trust, and excluding taxes, interest and brokerage commissions) do not exceed 1.25% of the average daily net assets of the Portfolio through June 30, 2017. This arrangement may not be terminated or modified prior to June 30, 2017 without the prior approval of the Trust’s Board of Trustees. In addition, the Manager has voluntarily agreed to waive a portion of the Portfolio’s investment management fee based on the aggregate assets of each Portfolio of the Trust managed as a fund-of-funds.*
AST Managed Fixed Income Portfolio	The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the portfolio so that the Portfolio’s investment management fees (after any fee waiver) and other expenses (including acquired fund fees and expenses due to investments in underlying portfolios of the Trust, and excluding taxes, interest and brokerage commissions) do not exceed 1.25% of the average daily net assets of the Portfolio through June 30, 2017. This arrangement may not be terminated or modified prior to June 30, 2017 without the prior approval of the Trust’s Board of Trustees. In addition, the Manager has voluntarily agreed to waive a portion of the Portfolio’s investment management fee based on the aggregate assets of each Portfolio of the Trust managed as a fund-of-funds.*
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	The Manager has contractually agreed to waive 0.002% of its investment management fee through June 30, 2017. This waiver may not be terminated without the prior approval of the Trust’s Board of Trustees.
AST Preservation Asset Allocation Portfolio	The Manager has voluntarily agreed to waive a portion of the Portfolio’s investment management fee based on the aggregate assets of each Portfolio of the Trust managed as a fund-of-funds.*
AST Quantitative Modeling Portfolio	The Manager has voluntarily agreed to waive a portion of the Portfolio’s investment management fee based on the aggregate assets of each Portfolio of the Trust managed as a fund-of-funds.*
AST Western Asset Core Plus Bond Portfolio	The Manager has contractually agreed to waive 0.04% of its investment management fees through June 30, 2017. This waiver may not be terminated without the prior approval of the Trust’s Board of Trustees.

* Fund of Fund Discount: The Manager has agreed to a voluntary fee waiver arrangement that will apply across each of the following portfolios: AST Academic Strategies Asset Allocation Portfolio (Fund of Fund sleeve), AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST Defensive Asset Allocation Portfolio, AST Managed Alternatives Portfolio, AST Managed Equity Portfolio, AST Managed Fixed Income Portfolio, AST Preservation Asset Allocation Portfolio, and AST Quantitative Modeling Portfolio (collectively, the Fund of Fund Portfolios). This voluntary fee waiver arrangement may be terminated by the Manager at any time. As described below, this voluntary fee waiver will be applied to the effective management fee rates and will be based upon the combined average daily net assets of the Fund of Fund Portfolios.

—Combined assets up to $10 billion: No fee reduction.

—Combined assets between $10 billion and $25 billion: 1% reduction to effective fee rate.

—Combined assets between $25 billion and $45 billion: 2.5% reduction to effective fee rate.

—Combined assets between $45 billion and $65 billion: 5.0% reduction to effective fee rate.

—Combined assets between $65 billion and $85 billion: 7.5% reduction to effective fee rate.

—Combined assets between $85 billion and $105 billion: 10.0% reduction to effective fee rate.

—Combined assets between $105 million and $125 billion: 12.5% reduction to effective fee rate.

—Combined assets above $125 billion: 15.0% reduction to effective fee rate.

IV.	Revised Contractual Subadvisory Fee Rates for the AST Wellington Management Real Total Return Portfolio

The Board of Trustees of the Trust recently approved amending the Subadvisory Agreement among Prudential Investments LLC and Wellington Management Company LLP to reflect a new subadvisory fee schedule for the AST Wellington Management Real Total Return Portfolio. This change is expected to become effective on July 1, 2016.

To reflect this change, the SAI is hereby revised as follows, effective July 1, 2016:

A.	The table in Part I of the AST SAI entitled “Fee Waivers and Expense Limitations” is hereby revised by replacing the information pertaining to the AST Wellington Management Real Total Return Portfolio with the information set forth below:

Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
AST Wellington Management Real Total Return Portfolio	The Manager has contractually agreed to waive 0.133% of its investment management fee through June 30, 2017. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses so that the investment management fee plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) for the Portfolio does not exceed 1.42% of the average daily net assets of the Portfolio through June 30, 2017. These arrangements may not be terminated without the prior approval of the Trust’s Board of Trustees.

B.	The table in Part I of the SAI entitled “Portfolio Subadvisers and Fee Rates” is hereby revised by replacing the information pertaining to the AST Wellington Management Real Total Return Portfolio with the information set forth below:

Portfolio Subadvisers and Fee Rates
Portfolio	Subadviser	Fee Rate
AST Wellington Management Real Total Return Portfolio	Wellington Management Company LLP	0.45% of average daily net assets

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

ASTSUP6